Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Description of Plan [Line Items]
Description of Plan
1. Description of Plan
The following description of the Transamerica 401(k) Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan’s Summary Plan Description for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering substantially all U.S. employees of affiliates (within the meaning of Sections 414(b) and 414(c) of the Internal Revenue Code (the “Code”)) of Transamerica Corporation (the “Company”, “Plan Administrator”). The Company is an indirect wholly-owned subsidiary of Aegon Ltd., a holding company organized under Bermuda law. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and Section 401(a) of the Code. The Trustees for the Transamerica 401(k) Retirement Savings Trust are responsible for the oversight of the Plan. Transamerica Retirement Solutions (“TRS”), an affiliate of the Company, serves as the third-party administrator of the Plan.
Eligibility
Each eligible employee classified as a regular, full or part-time employee is immediately eligible to participate in the Plan. Each eligible employee classified as an intern, limited, or on-call
employee is eligible to participate as of the entry date that coincides with or follows the completion of at least 1,000 hours during either the employee’s initial
12-month
period of service or any plan year.
Plan Amendments
During 2025, the Company adopted several provisions of the SECURE 2.0 Act of 2022 (“Secure 2.0”) and authorized TRS to operate the Plan in accordance with those provisions of Secure 2.0 until the Plan is amended. There were no amendments to the Plan in 2024.
Contributions and Transfers of Net Assets from Other Plans
Participants generally may contribute up to 100% of annual compensation to the
Plan
, subject to certain limits. Participants make deferral contribution elections by accessing their account on-line
or contacting TRS. The Plan automatically enrolls participants, who have not made an affirmative contribution election at a deferral rate of 3%, 30 days following the date they become eligible to participate. The deferral rate of automatically enrolled participants is automatically increased by 1% each year to a maximum of 10%. Participants may change their deferral rate or opt out of the Plan at any time. Subject to the consent of the Plan Administrator, participants may also rollover amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up
contributions. The Plan allows participants ages 60-63 to make catch-up contributions up to the higher super catch-up limit.
The employer matches 100% of participant contributions up to 3%, plus 50% of participant contributions between 3% and 5% of their eligible compensation per pay period. Participants may direct the investment of their contributions into any of the Plan’s investment options.
The Plan accepts transfers of net assets from the Transamerica Pension Plan and other qualified plans at fair value at the date of transfer.

Participant Accounts
Participants’ accounts may consist of (a) participant contributions, (b) employer contributions, (c) rollover contributions, (d) transfers from other plans, (e) loans, and (f) earnings (losses) on investments less any partial distributions from the Plan.
The Plan allocates employer and participant contributions to participants’ accounts each scheduled pay day. The Plan allocates investment income (loss) to participants’ accounts daily based on their investment in each fund.
Participants have the right to direct the investments within their Plan accounts. They may allocate their investments among a variety of investment options. Participants may change their future investment designations at their discretion. In addition, participants may transfer their existing balances to other funds. The Company uses BlackRock LifePath Index CIT – Class W as the Plan’s Qualified Default Investments Alternative (“QDIA”). Accounts of participants who do not affirmatively elect investment options for their account will be invested in the appropriate BlackRock LifePath Index CIT based on the year the participant reaches age 65. Participants may elect out of the QDIA at any time.
Vesting
The Plan fully vests participants’ before tax and Roth contributions at all times. Active participants on or after January 1, 2022, are immediately vested in employer contributions. The employer contribution balances of terminated vested participants as of January 1, 2022, are subject to a four year graded vesting schedule. The Plan uses forfeited amounts to reduce employer contributions. Forfeitures of
$375 were used to reduce employer contributions for the year ended December 31, 2025.
Plan Termination
Although the Company has not expressed any intent to terminate the Plan, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA and the Code. Upon termination of the Plan, each participant becomes fully vested and will receive the participant’s account balance.
Payment of Benefits
The accrued benefit of a Plan participant equals the value of the participant’s vested account as of the day the Plan disburses the funds. Participants or their beneficiaries may elect to receive their benefits in the form of a joint and survivor annuity, lump sum, or in monthly, quarterly, semiannual, or annual payments. The Plan, within limitations, also permits partial distributions of account balances. Hardship withdrawals are permitted as outlined in the Plan document.
Participant Loans
Participants may borrow from their accounts in increments of $1 up to a maximum equal to the lesser of 1) $50 reduced by the excess of the highest outstanding loan balance during the preceding
12-month
period over the outstanding loan balance on the day of the loan or 2) 50% of their vested account balance. Loan terms range from
1-5
years or up to 20 years for the purchase of a primary residence. A participant may not have more than two loans outstanding at any point in time. The loans bear interest at a rate commensurate with local prevailing rates at the date of issuance as determined quarterly by the Plan Administrator. Principal and interest are paid ratably through payroll deductions. If a participant terminates employment with the Company, the participant may continue to make loan payments through a pre-authorized
check agreement. If the loan is not repaid in accordance with the terms of the Plan, a participant will have a period of three months following the end of the calendar quarter in which the participant terminates employment or ceases making payments to repay the outstanding principal loan balance. As of December 31, 2025, the interest rate range for outstanding participant loans ranged from 3.25% to 9.25% with maturity extending through 2046.